UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Helios Advisors LLC
              -----------------------------------
Address:      780 Third Avenue
              -----------------------------------
              7th Floor
              -----------------------------------
              New York, NY 10017
              -----------------------------------

Form 13F File Number: 28-12060
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Aili M. Areng
       ----------------------------------
Title:   Chief Financial Officer
       ----------------------------------
Phone:   (212) 339-7010
       ----------------------------------

Signature, Place, and Date of Signing:

    /s/  Aili M. Areng           New York, New York       January 30, 2012
---------------------------   ------------------------   ------------------
         [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                                 -----------------
Form 13F Information Table Entry Total:          40
                                                 -----------------
Form 13F Information Table Value Total:          57,349
                                                 -----------------
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE

    COLUMN 1                     COLUMN 2      COLUMN 3    COLUMN 4         COLUMN 5     COLUMN 6  COLUMN 7           COLUMN 8
                                                             VALUE   SHARES/   SH/  PUT/ INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT   PRN  CALL DSCRETN   MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANTAGE OIL & GAS LTD       COM              00765F101       104     25,000   SH         SOLE                 25,000
------------------------------------------------------------------------------------------------------------------------------------
AEGEAN MARINE PETROLEUM NETW  SHS              Y0017S102     3,893    954,253   SH         SOLE                954,253
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN RAILCAR INDUSTRIES   COM              02916P103       287     12,000   SH         SOLE                 12,000
------------------------------------------------------------------------------------------------------------------------------------
APPROACH RESOURCES INC        COM              03834A103       294     10,000   SH         SOLE                 10,000
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC              COM              057224107     4,864    100,000   SH         SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
BELLATRIX EXPLORATION LTD     COM              078314101       956    198,000   SH         SOLE                198,000
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                  COM NEW          131347304     1,633    100,000   SH         SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE GRANITE WASH TR    COM              165185109       529     22,000   SH         SOLE                 22,000
------------------------------------------------------------------------------------------------------------------------------------
COMPLETE PRODUCTION SERVICES  COM              20453E109       738     22,000   SH         SOLE                 22,000
------------------------------------------------------------------------------------------------------------------------------------
CONNACHER OIL & GAS LTD       COM              20588Y103     2,456  7,846,700   SH         SOLE              7,846,700
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC             COM              20854P109     4,771    130,000   SH         SOLE                130,000
------------------------------------------------------------------------------------------------------------------------------------
ENERGEN CORP                  COM              29265N108     1,500     30,000   SH         SOLE                 30,000
------------------------------------------------------------------------------------------------------------------------------------
EQUAL ENERGY LTD              COM              29390Q109     2,463    547,500   SH         SOLE                547,500
------------------------------------------------------------------------------------------------------------------------------------
FORBES ENERGY SERVICES LTD    COM              345143101       693    110,450   SH         SOLE                110,450
------------------------------------------------------------------------------------------------------------------------------------
GEORESOURCES INC              COM              372476101       827     28,200   SH         SOLE                 28,200
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                COM              406216101     6,212    180,000   SH         SOLE                180,000
------------------------------------------------------------------------------------------------------------------------------------
HESS CORP                     COM              42809H107     1,732     30,500   SH         SOLE                 30,500
------------------------------------------------------------------------------------------------------------------------------------
HYPERDYNAMICS CORP            COM              448954107        93     37,900   SH         SOLE                 37,900
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    RUSSELL 2000     464287656        46      1,000   SH  PUT    SOLE                  1,000
------------------------------------------------------------------------------------------------------------------------------------
ITHACA ENERGY INC             COM              465676104       826    387,900   SH         SOLE                387,900
------------------------------------------------------------------------------------------------------------------------------------
LAREDO PETROLEUM HOLDINGS INC COM              516806106       446     20,000   SH         SOLE                 20,000
------------------------------------------------------------------------------------------------------------------------------------
LYNDEN ENERGY CORP            COM              551275100        97    227,000   SH         SOLE                227,000
------------------------------------------------------------------------------------------------------------------------------------
MAGELLAN PETROLEUM CORP       COM              559091301       560    579,000   SH         SOLE                579,000
------------------------------------------------------------------------------------------------------------------------------------
MAGNUM HUNTER RESOURCES CORP  COM              55973B102     1,205    223,600   SH         SOLE                223,600
------------------------------------------------------------------------------------------------------------------------------------
MAGNUM HUNTER RESOURCES CORP  COM              55973B103        18     21,960   SH  CALL   SOLE                 21,960
------------------------------------------------------------------------------------------------------------------------------------
NEWPARK RESOURCES INC         COM              651718504       504     53,000   SH         SOLE                 53,000
------------------------------------------------------------------------------------------------------------------------------------
OASIS PETROLEUM INC           COM              674215108     1,135     39,000   SH         SOLE                 39,000
------------------------------------------------------------------------------------------------------------------------------------
SANDRIDGE ENERGY INC          COM              80007P307       952    116,700   SH         SOLE                116,700
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR         SBI INT-ENERGY   81369Y506       324      1,692   SH  PUT    SOLE                  1,692
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN PACIFIC RESOURCE CO  COM              84359Y106       504    367,200   SH         SOLE                367,200
------------------------------------------------------------------------------------------------------------------------------------
STANLEY BLACK & DECKER INC    COM              854502101     6,760    100,000   SH         SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR S&P 500 ETF TR           TR UNIT          76462F103       345     10,000   SH  PUT    SOLE                 10,000
------------------------------------------------------------------------------------------------------------------------------------
SUBSEA 7 SA                   SPON ADR         864323100       651     35,000   SH         SOLE                 35,000
------------------------------------------------------------------------------------------------------------------------------------
SUNOCO INC                    COM              86764P109     4,102    100,000   SH         SOLE                100,000
------------------------------------------------------------------------------------------------------------------------------------
SUPERIOR ENERGY SERVICES INC  COM              868157108       483     17,000   SH         SOLE                 17,000
------------------------------------------------------------------------------------------------------------------------------------
TRANSATLANTIC PETROLEUM
LTD (U.S.)                    SHS              G89982105       151    115,000   SH         SOLE                115,000
------------------------------------------------------------------------------------------------------------------------------------
TRIANGLE PETROLEUM CORP       COM              89600B201       442     74,000   SH         SOLE                 74,000
------------------------------------------------------------------------------------------------------------------------------------
VANTAGE DRILLING CO           ORD SHS          G93205113     1,682  1,450,000   SH         SOLE              1,450,000
------------------------------------------------------------------------------------------------------------------------------------
VENOCO INC                    COM              92275P307       203     30,000   SH         SOLE                 30,000
------------------------------------------------------------------------------------------------------------------------------------
WHITING PETROLEUM CORP        COM              966387102     1,868     40,000   SH         SOLE                 40,000
------------------------------------------------------------------------------------------------------------------------------------